PRESIDENT'S MESSAGE

FUND PORTFOLIOS

FINANCIAL INFORMATION
     INDEPENDENT PUBLIC ACCOUNTANTS' REPORT
     FINANCIAL STATEMENTS
     FINANCIAL HIGHLIGHTS
     NOTES TO FINANCIAL STATEMENTS

MORE ABOUT THE COMPOSITE GROUP
                              PRESIDENT'S MESSAGE

[PHOTO, WILLIAM PAPESH, PRESIDENT, COMPOSITE FUNDS]

     Money market returns produced positive results for the year just ended, with both of our portfolios continuing on an upward trend since our semiannual report this past June.
     Although a number of challenges confront the domestic economy - chief among them the national deficit - all of us are the ultimate beneficiaries of slower growth and a low, very manageable rate of inflation. And we owe a considerable debt of gratitude to the Federal Reserve for having taken actions over the past two years, especially in helping to craft a platform for economic moderation.
     As of December 31, 1995, the seven-day simple yield for Class A shares of the Money Market portfolio was 5.13%, or 5.26% on a compounded annual basis.* Average maturity of securities in the portfolio was reduced slightly from mid-year to 54 days at year-end in order to capture higher yields.
     The Tax-Exempt portfolio Class A shares produced a seven-day simple yield of 3.89%, or 3.97% on a compounded annual basis. Average portfolio maturity was decreased to 59 days.
     A portion of both portfolios' expenses were waived or reimbursed by the Fund's Adviser and its Distributor. Absent waivers and reimbursements, the Class A share seven-day simple yield at year-end would have been 5.10% for the Money Market portfolio and 3.77% for the Tax-Exempt portfolio.
     In an effort to create greater value for shareholders, during the year the Adviser reduced its fees by 10%, and the Distributor assumed the expenses associated with postage, printing and office supplies on all accounts below a $1,000 balance. Investors whose accounts are still below $1,000 continue to enjoy the benefits of the Fund for a nominal $3.00 per month charge levied by the Distributor. This charge does not apply, however, to qualified retirement plan accounts.
     Money market funds occupy a unique and important position in mutual fund investing which is otherwise long-term in perspective. Because there will always be times when a portion of an individual's assets are purposely not committed to a longer-range goal, money market mutual funds such as Composite Cash Management offer attractive alternative benefits. In addition to high current money market rates of return, shareholders receive draft-writing privileges and the assurance of liquidity when they need it.
     Along with my sincere appreciation for your business, I send you my best wishes for a prosperous and peaceful new year.
/s/ William G. Papesh
 WILLIAM G. PAPESH
 PRESIDENT
--------------------------------------------------------------------------------
     * All yield information represents past performance, which cannot guarantee future results. Principal is neither insured nor guaranteed by the U.S. government, and yields will fluctuate depending on market conditions. There is no assurance that the $1.00 per share net asset value (NAV) will be maintained. Class B shares are available only by exchanging B shares from other Composite Group funds. The Class B shares' seven-day simple yield through December 31, 1995, was 4.13% for the Money Market portfolio and 2.83% for the Tax-Exempt portfolio after expense reimbursements. The alternative minimum tax, as well as state and local taxes, may apply to income distributed by the Tax-Exempt portfolio.

COMPOSITE CASH MANAGEMENT COMPANY
PORTFOLIO OF INVESTMENTS IN SECURITIES
DECEMBER 31, 1995

                             MONEY MARKET PORTFOLIO

       PRINCIPAL                                                                     MARKET
        AMOUNT                                                                       VALUE
    ---------------                                                             -----------------
                             SHORT-TERM INVESTMENTS
                       FEDERAL AGENCY OBLIGATION - 2.91%
    $ 5,000,000    Federal Home Loan Mortgage Corporation Discount Notes,
                   5.27%, due 01/19/1996 (cost $4,986,825) .................... $  4,986,825

                           BANKERS ACCEPTANCES - 6.91%
                                 BANKING - 6.91%
      5,000,000    Bank of Tokyo LA, 5.73%, due 03/15/1996 ....................    4,941,108
      2,000,000    Dai Ichi Kangyo, 5.71%, due 03/04/1996 .....................    1,980,015
      5,000,000    Dai Ichi Kangyo NY, 5.67%, due 04/10/1996 ..................    4,921,250
                                                                                -----------------
                   TOTAL BANKERS ACCEPTANCES (cost $11,842,373) ...............   11,842,373
                                                                                -----------------

                     CERTIFICATES OF DEPOSIT - EURO - 13.38%
                                 BANKING - 8.76%

      5,000,000    Industrial Bank of Japan NY, 5.96%, due 02/20/1996 .........    5,000,068
      5,000,000    Sanwa NY, 6.33%, due 01/30/1996 ............................    5,000,040
      5,000,000    Sumitomo NY, 6.23%, due 01/23/1996 .........................    5,000,060
                                                                                -----------------
                                                                                  15,000,168
                                                                                -----------------

                                COMPUTERS - 4.62%

      8,000,000    Hewlett Packard Co., 5.53%, due 03/12/1996 .................    7,912,749
                                                                                -----------------
                   TOTAL CERTIFICATES OF DEPOSIT - EURO (cost $22,912,917) ....   22,912,917
                                                                                -----------------

                            COMMERCIAL PAPER - 71.36%
                                 AUTOS - 19.13%

      7,000,000    American Honda Finance Corporation, 5.68%, due 03/14/1996 ..    6,919,376
      4,000,000    Chrysler Financial Corporation, 5.73%, due 01/31/1996 ......    3,980,900
      4,000,000    Ford Motor Credit Company, 5.72%, due 01/11/1996 ...........    3,993,645
      3,000,000    Ford Motor Credit Company, 5.62%, due 02/15/1996 ...........    2,978,925
      1,000,000    Ford Motor Credit Company, 5.56%, due 03/20/1996 ...........      987,799
      3,000,000    General Motors Acceptance Corporation, 5.68%, due 02/06/1996    2,982,960
      1,000,000    General Motors Acceptance Corporation, 5.58%, due 03/22/1996      987,445
      4,000,000    General Motors Acceptance Corporation, 5.54%, due 04/10/1996    3,938,445
      6,000,000    Toyota Motor Credit, 5.67%, due 01/08/1996 .................    5,993,385
                                                                                -----------------
                                                                                  32,762,880
                                                                                -----------------

                               BROKERAGE - 11.03%

      6,000,000    CS First Boston, 5.70%, due 01/25/1996 .....................    5,977,200
      6,000,000    Dean Witter, Discover and  Co., 5.68%, due 01/16/1996 ......    5,985,800
      7,000,000    Merrill Lynch and Company, 5.66%, due 02/28/1996 ...........    6,936,168
                                                                                -----------------
                                                                                  18,899,168
                                                                                -----------------

                      DIVERSIFIED HOLDING COMPANIES - 2.89%

      5,000,000    Hanson Finance (U.K.), 5.65%, due 02/29/1996 ...............    4,953,701
                                                                                -----------------

                        DIVERSIFIED MANUFACTURING - 8.31%

      7,000,000    General Electric Capital Corporation, 5.64%, due 02/01/1996     6,966,003
      7,350,000    Hitachi America LTD., 5.55%, due 03/18/1996 ................    7,274,081
                                                                                -----------------
                                                                                  14,240,084
                                                                                -----------------

                           FINANCIAL SERVICES - 6.96%
      7,000,000    American Express Credit Corporation, 5.59%, due 03/13/1996 .    6,921,740
      5,000,000    International Lease, 5.73%, due 01/03/1996 .................    4,998,408
                                                                                -----------------
                                                                                  11,920,148
                                                                                -----------------

                               INDUSTRIAL - 5.78%

      5,000,000    AES Barbers Point, Inc., 5.56%, due 03/08/1996 .............    4,948,261
      5,000,000    Iris Partners L.P., 5.9%, due 02/28/1996 ...................    4,952,472
                                                                                -----------------
                                                                                   9,900,733
                                                                                -----------------

                         MACHINERY-AGRICULTURAL - 2.87%

      5,000,000    John Deere Capital Corporation, 5.41,% due 04/23/1996 ......    4,915,093
                                                                                -----------------

                        RETAIL-DEPARTMENT STORES - 2.90%

      3,000,000    Sears Roebuck Acceptance Corporation, 5.65%, due 02/08/1996     2,982,108
      2,000,000    Sears Roebuck Acceptance Corporation, 5.65%, due 02/22/1996     1,983,678
                                                                                -----------------
                                                                                   4,965,786
                                                                                -----------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.06%

      7,000,000    Toshiba America, Inc., 5.59%, due 02/12/1996 ...............    6,954,348
                                                                                -----------------

                           UTILITIES -ELECTRIC - 2.81%

      4,857,000    National Rural Utilities, 5.64% due 02/26/1996 .............    4,814,388
                                                                                -----------------

                      UTILITIES -TELECOMMUNICATIONS - 4.62%

      6,000,000    A T & T Credit Corporation, 5.58%, due 03/11/1996 ..........    5,934,900
      2,000,000    A T & T Credit Corporation, 5.52%, due 03/29/1996 ..........    1,973,013
                                                                                -----------------
                                                                                   7,907,913
                                                                                -----------------
                   TOTAL COMMERCIAL PAPER (cost $122,234,242) .................  122,234,242
                                                                                -----------------


                             NOTES AND BONDS - 3.50%
                                 BANKING - .59%

      1,000,000    Citicorp Medium Term Notes, 8.08%, due 03/05/1996 ..........    1,003,417
                                                                                -----------------

                                BROKERAGE - 2.91%

      5,000,000    Shearson Lehman Brothers, Floating Rate Notes, 6.336%,
                   due 03/18/1996* ............................................    5,000,385
                                                                                -----------------
                   TOTAL NOTES AND BONDS (cost $6,003,802) ....................    6,003,802
                                                                                -----------------

                          REPURCHASE AGREEMENT - 2.28%

      3,903,000    Repurchase agreement with Goldman Sachs, collateralized by a U.S. Treasury Note, in a joint trading account at 5.70%, dated 12/29/1995, due 01/02/1996 with a maturity value of
                   $3,905,472 (cost $3,903,000) ...............................    3,903,000
                                                                                -----------------

                   TOTAL INVESTMENTS (cost $171,883,159) ......................  171,883,159
                   Other assets ($2,524,524)  less liabilities ($3,107,858) ...     (583,334)
                                                                                -----------------
                   NET ASSETS ................................................. $171,299,825
                                                                                =================

                   *Floating Rate Notes.  The interest rate, which is subject to change periodically, is based on an index of market interest rates.

                   FEDERAL INCOME TAX INFORMATION:
                   The aggregate cost of investments owned at December 31, 1995, for federal income tax and financial reporting purposes was $171,883,159.

                   OTHER INFORMATION:
                   Purchases and sales (including maturities) of short-term investments, aggregated  $2,421,454,821 and
                   $2,382,970,102, respectively,  during the year ended December 31, 1995, including purchases and sales of US Government obligations of $41,927,500 and $37,277,076, respectively.

                   See accompanying notes to financial statements.

                              TAX EXEMPT PORTFOLIO

          PRINCIPAL                                                                 MARKET
           AMOUNT                                                                   VALUE
        -------------                                                           --------------
                     STATE AND MUNICIPAL SECURITIES - 98.97%
                                  ALABAMA - 5.81%

        $ 1,300,000     Alabama Housing Finance Authority, Variable
                        Rate Demand Obligations, 5.25%*........................ $ 1,300,000

            500,000     Athens, Alabama Variable Rate Demand
                        Obligations, 5.00%* ...................................     500,000
                                                                                --------------
                                                                                  1,800,000
                                                                                --------------
                                ARIZONA - 0.97%

           300,000      Arizona Health Facilities, Variable Rate Demand
                        Obligations, 5.15%* ...................................     300,000
                                                                                --------------

                                COLORADO - 2.13%

           660,000      University of Colorado Revenue Bonds, 3.90%,
                        due 06/01/1996 ........................................     660,000
                                                                                --------------
                                DELAWARE - 2.90%

           900,000      Delaware Economic Development Variable Rate Demand
                        Obligations, 5.20%* ...................................     900,000
                                                                                --------------
                                 FLORIDA - 8.50%
           150,000      Dade County General Obligation Bonds, 6.70%,
                        due 06/01/1996 ........................................     151,801

           975,000      Florida Board of Education General Obligation Bonds,
                        5.40%, due 06/01/1996 .................................     982,042

           500,000      Florida Housing Finance Authority (Village Place)
                        Variable Rate Demand Obligations, 5.15% ...............     500,000
                        Florida Housing Finance Authority (Oak Mill) Variable
                        Rate Demand Obligations, 5.15%* .......................   1,000,000
                                                                                --------------
                                                                                  2,633,843
                                                                                --------------
                                 HAWAII -3.23%

         1,000,000      Hawaii State Housing Finance & Development Corp.
                        Variable Rate Demand Obligations, 5.20%* ..............   1,000,000
                                                                                --------------

                               ILLINOIS - 16.37%

        1,200,000      Decatur Water Revenue Bonds, 3.75%, due 02/06/1996 .....   1,200,000
        1,100,000      Jackson/Union County Variable Rate Demand
                       Obligations, 5.25%* ....................................   1,100,000
        1,425,000      Illinois Health Facility, Bensenville, Variable Rate
                       Demand Obligations, 5.20%* .............................   1,425,000
          350,000      Sauget Wastewater General Obligations, 4.00%,
                       due 05/01/1996 .........................................     350,000
          500,000      St. Charles Variable Rate Demand Obligations, 5.15%* ...     500,000
          500,000      Wood Dale Industrial Development Variable Rate
                       Demand Obligations, 5.30%* .............................     500,000
                                                                                --------------
                                                                                  5,075,000
                                                                                --------------
                                KENTUCKY - 6.39%

          980,000      Clark County J-2 PUTs, 3.70%, due 04/15/1996 ...........     980,000
        1,000,000      Pendleton County Variable PUTs, 3.75%, due 07/01/1996 ..   1,000,000
                                                                                --------------
                                                                                  1,980,000
                                                                                --------------
                               MICHIGAN - 12.26%

          300,000      Michigan Job Development Authority (East Lansing
                       Residence) Variable Rate Demand Obligations, 3.95%* ....     300,000
          200,000      Michigan Job Development Authority (Kentwood Residence)
                       Variable Rate Demand Obligations, 3.95%* ...............     200,000
          300,000      Michigan Hospital Finance Authority Variable Rate Demand
                       Obligations, 5.20%* ....................................     300,000
        1,400,000      Michigan Municipal Building Authority Bonds, 7.30%, due
                       05/01/1996 Pre-refunded @ 102 ..........................   1,444,951
        1,050,000      Michigan State Building Authority/ University of
                       Michigan, 5.60%, due 03/01/1996 ........................   1,053,017
          500,000      Michigan State Housing Authority Variable Rate Demand
                       Obligations, 4.95%* ....................................     500,000
                                                                                --------------
                                                                                  3,797,968
                                                                                --------------
                                MISSOURI - 4.52%

        1,400,000      Missouri Health & Education Variable Rate Demand
                       Obligations, 5.00%* ....................................   1,400,000
                                                                                --------------
                                NEW YORK - 0.45%

          135,000      New York City Municipal Water Bonds,7.00%,due 06/15/1996,
                       Pre-refunded @ 102. ....................................     139,447
                                                                                --------------

                                  OREGON -8.12%

          800,000      Oregon State Department of Transportation Revenue Bonds,
                       4.25%, due 03/01/1996 ..................................     800,568

        1,000,000      Oregon State Veteran's Welfare, Variable Rate Demand
                       Obligations, 5.40%* ....................................   1,000,000

          705,000      Tri-County Metropolitan Transportation District Revenue
                       Bonds, 6.75%, due 08/01/1996 ...........................     717,204
                                                                                --------------
                                                                                  2,517,772
                                                                                --------------
                              PENNSYLVANIA - 3.87%

          700,000      Beaver County Industrial Development Authority Variable
                       Rate Demand Obligations, 4.85%* ........................     700,000

          500,000      Washington County Higher Education Variable Rate Demand
                       Obligations, 5.35%* ....................................     500,000
                                                                                --------------
                                                                                  1,200,000
                                                                                --------------
                             SOUTH CAROLINA - 4.36%

          750,000       York County Pollution Control PUTs, 3.80%,
                        due 02/15/1996 ........................................     750,000
          600,000       York County Pollution Control PUTs, 3.75%,
                        due 03/15/1996 ........................................     600,000
                                                                                --------------
                                                                                  1,350,000
                                                                                --------------
                               TENNESSEE - 5.51%

          200,000       Metro Government Nashville/Davidson County Health
                        Variable Rate Demand Obligations, 5.00%* ..............     200,000

          900,000       Metro Government Nashville/Davidson County Housing
                        Variable Rate Demand Obligations, 4.85%* ..............     900,000

          600,000       Tennessee State General Obligation Bonds, 6.375%,
                        due 06/01/1996 ........................................     606,692
                                                                                --------------
                                                                                  1,706,692
                                                                                --------------
                                 TEXAS - 3.15%

        1,000,000       Dallas Independent School District Bonds, Zero coupon,
                        due 08/15/1996 ........................................     976,043
                                                                                --------------
                                VIRGINIA - 2.69%

         345,000        Fairfax County Sewer Revenue Bonds, 4.50%,
                        due 11/15/1996 ........................................     346,748

         485,000        Virginia Department of Transportation Revenue Bonds,
                        5.10%, due 04/01/1996 .................................     486,161
                                                                                --------------
                                                                                    832,909
                                                                                --------------
                               WASHINGTON - 5.16%

       1,500,000        Seattle Housing Authority/Bayview Variable Rate Demand
                        Obligations, 5.30%* ...................................   1,500,000
                                                                                --------------

         100,000        State of Washington General Obligation Bonds, 6.70%,
                        due 02/01/1996 ........................................     100,183
                                                                                --------------
                                                                                  1,600,183
                                                                                --------------
                               WISCONSIN - 2.58%

         800,000        Wisconsin Health Facilities Authority/ Hospital Sisters
                        Variable Rate Demand Obligations, 5.00%* ..............     800,000
                                                                                --------------

                        TOTAL STATE AND MUNICIPAL SECURITIES (Cost 30,669,857)   30,669,857

                        Other assets ($537,503) less liabilities ($218,521) ...     318,982
                                                                                --------------

                        Net Assets ............................................ $30,988,839
                                                                                ==============

*Variable Rate Demand Obligations are payable on demand and are secured by letters of credit or other credit support. The interest rate, which is subject to change periodically, is based on an index of market interest rates.

FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at December 31, 1995, for federal income tax and financial reporting purposes was $30,669,857.

OTHER  INFORMATION:
Purchases and sales (including maturities) of short-term investments aggregated $74,864,141 and $77,278,702, respectively, during the year ended December 31, 1995.

See accompanying notes to financial statements.

                    INDEPENDENT PUBLIC ACCOUNTANTS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
COMPOSITE CASH MANAGEMENT COMPANY

     We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Composite Cash Management Company(comprising, respectively, the Money Market and Tax-Exempt Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the five years in the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirming securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Composite Cash Management Company as of December 31, 1995, and the results of their operations, the changes in their net assets, and their financial highlights for the above-stated periods in conformity with generally accepted accounting principles.

LEMASTER & DANIELS, PLLC
CERTIFIED PUBLIC ACCOUNTANTS
SPOKANE, WASHINGTON
JANUARY 17, 1996

COMPOSITE CASH MANAGEMENT COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                                              MONEY
                                                                             MARKET             TAX-EXEMPT
                                                                            PORTFOLIO            PORTFOLIO
                                                                        ------------------   ------------------
ASSETS
Investments at value (identified cost $171,883,159,
and $30,669,857, respectively) .......................................  $171,883,159         $30,669,857
Cash .................................................................         5,037              20,231
Prepaid Expenses .....................................................        25,298              11,844
Receivable for:
  Sale of Fund's shares ..............................................     2,293,652             300,927
  Interest ...........................................................       200,537             204,501
                                                                       ------------------    ------------------
Total assets .........................................................   174,407,683          31,207,360

LIABILITIES
Payable for:
  Repurchase of Fund's shares ........................................     3,047,114             209,607
  Accrued expenses and other payables ................................        60,744               8,914
                                                                       ------------------    ------------------
Total liabilities ....................................................     3,107,858             218,521

                                                                       ------------------    ------------------
NET ASSETS ...........................................................  $171,299,825         $30,988,839
                                                                       ==================    ==================

COMPOSITION OF NET ASSETS
Capital Stock , at par ...............................................       $17,130              $3,099
Additional paid-in capital ...........................................   171,282,695          30,985,740
                                                                       ------------------    ------------------
                                                                        $171,299,825          30,988,839
                                                                       ==================    ==================
SHARES OUTSTANDING ...................................................   171,299,825          30,988,839
                                                                       ==================    ==================

CLASS A SHARES:
  Net asset value, offering price, and redemption price per share
    (net assets of $171,225,368 and $30,987,806, respectively, for 171,225,368 and 30,987,806, shares outstanding,
    respectively) ....................................................         $1.00              $1.00
                                                                       ==================   ==================
CLASS B SHARES:
  Net asset value, offering price, and redemption price per share
    (net assets of $74,457 and $1,033, respectively,
    for 74,457 and 1,033, shares outstanding,
    respectively) ....................................................         $1.00              $1.00
                                                                       ==================   ==================

See accompanying notes to the financial statements.

COMPOSITE CASH MANAGEMENT COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                 MONEY
                                                                                 MARKET             TAX-EXEMPT
                                                                                PORTFOLIO            PORTFOLIO
                                                                             ------------------   ------------------
INVESTMENT INCOME

Interest income ........................................................     $8,825,703           $1,210,919
                                                                             ------------------   ------------------
Expenses:
   Management fees .....................................................        688,617              143,292
   Shareholder servicing ...............................................        268,265               32,355
   Postage, printing and office expense ................................        193,307               21,659
   Custodial fees ......................................................         84,247               20,321
   Registration and filing fees ........................................         85,093               12,014
   Distribution expenses - Class A .....................................         18,754                    0
   Distribution expenses - Class B .....................................            702                   11
   Directors' fees .....................................................          8,387                8,636
   Auditing and legal fees .............................................         10,669                6,025
   Insurance ...........................................................          2,929                  725
   Expense reimbursement ...............................................        (22,965)             (57,104)
                                                                            ------------------   ------------------
Total expenses .........................................................      1,338,005              187,934
Fees paid indirectly ...................................................        (65,606)             (12,215)
                                                                            ------------------   ------------------
Net expenses ...........................................................      1,272,399              175,719
                                                                            ------------------   ------------------
Net investment income ..................................................      7,553,304            1,035,200
                                                                            ------------------   ------------------

NET REALIZED GAIN ON INVESTMENTS .......................................          9,864              165,507
                                                                            ------------------   ------------------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS .............................................................     $7,563,168           $1,200,707
                                                                            ==================   ==================

See accompanying notes to the financial statements.


                                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                     MONEY MARKET                          TAX-EXEMPT
                                                                      PORTFOLIO                            PORTFOLIO
                                                           --------------------------------    -----------------------------------
                                                                 Years Ended December 31,             Years Ended December 31,

                                                                1995            1994              1995             1994
                                                            --------------  ---------------   --------------   ----------------
OPERATIONS
Net investment income ....................................   $7,553,304      $4,312,107       $1,035,200         $795,325
Net realized gain on investments .........................        9,864               -          165,507                -
                                                            --------------  ---------------   --------------   ----------------
Net increase in net assets resulting from operations          7,563,168       4,312,107        1,200,707          795,325
DIVIDENDS TO SHAREHOLDERS
  From net investment income:
    Class A ..............................................   (7,550,363)     (4,312,013)      (1,035,177)        (795,317)
    Class B ..............................................       (2,941)            (94)             (23)              (8)
  From net capital gains from investment transactions:
    Class A ..............................................       (9,858)              -         (165,501)               -
    Class B ..............................................           (6)              -               (6)               -

NET CAPITAL SHARE TRANSACTIONS
    Class A ..............................................   45,574,783      (9,536,816)      (2,624,310)        (901,264)
    Class B ..............................................       63,601          10,856                6            1,027
                                                            -------------- ----------------  --------------   ----------------
Total increase (decrease) in net assets ..................   45,638,384      (9,525,960)      (2,624,304)        (900,237)


NET ASSETS
Beginning of the year ....................................  125,661,441     135,187,401       33,613,143       34,513,380
                                                           --------------  ----------------  ---------------  ----------------
End of the year .......................................... $171,299,825    $125,661,441      $30,988,839      $33,613,143
                                                           ==============  ================  ===============  ================

UNDISTRIBUTED NET INVESTMENT
INCOME AT END OF YEAR ....................................           $0              $0               $0               $0
                                                           ==============  ================  ===============  ================

See accompanying notes to the financial statements.

                                                                                FINANCIAL HIGHLIGHTS



MONEY MARKET PORTFOLIO:                                                              CLASS A
                                                    --------------------------------------------------------------------------------


                                                                               Years ended December 31,

                                                    --------------------------------------------------------------------------------
                                                          1995              1994             1993              1992          1991
                                                    ----------------  ----------------  ----------------  --------------- ---------
NET  ASSET VALUE, BEGINNING OF PERIOD ............. $1.0000           $1.0000           $1.0000           $1.0000         $1.0000
                                                    ----------------  ----------------  ----------------  --------------- ---------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income ...........................  0.0519            0.0341            0.0238            0.0302          0.0526
                                                    ----------------  ----------------  ----------------  --------------- ---------
  Total From Investment Operations ................  0.0519            0.0341            0.0238            0.0302          0.0526
                                                    ----------------  ----------------  ----------------  --------------- ---------
  LESS DISTRIBUTIONS
  Dividends(from net investment income) ........... (0.0519)          (0.0341)          (0.0238)          (0.0302)        (0.0526)
                                                    ----------------  ----------------  ----------------  --------------- ---------
      Total Distributions ......................... (0.0519)          (0.0341)          (0.0238)          (0.0302)        (0.0526)
                                                    ----------------  ----------------  ----------------  --------------- ---------
NET  ASSET VALUE, END OF PERIOD ................... $1.0000           $1.0000           $1.0000           $1.0000         $1.0000
                                                    ================  ================  ================  =============== =========
TOTAL RETURN (1)                                       5.33%             3.47%             2.41%             3.07%           5.41%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($1,000's) ............ $171,225          $125,651          $135,187          $141,193        $178,741
  Ratio of Expenses to Average Net Assets (3) .....    0.92%             0.95%             0.97%             0.88%           0.93%
  Ratio of Net Income to Average Net Assets .......    5.19%             3.39%             2.38%             3.04%           5.33%

(1) Returns of less than one year are not annualized.
(2) From the commencement of offering Class B shares.
(3) A portion of the expenses  were  reimbursed  by the  distributor for the period  September  1, 1995 through  December  31, 1995.
    Ratios for 1995 are based  upon  total  expenses  in  accordance   with  Securities  &  Exchange Commission Release No. FR 46, effective  September 1, 1995. Ratios for prior periods were calculated based on net expenses and have not been restated.
(4) Annualized.

                                                                FINANCIAL HIGHLIGHTS



MONEY MARKET PORTFOLIO:                                             CLASS B
                                                       ----------------------------------
                                                          Year              May 2,
                                                          ended            1994 to
                                                         December          December
                                                         31, 1995          31, 1994 (2)
                                                       ----------------  ----------------

NET  ASSET VALUE, BEGINNING OF PERIOD .............    $1.0000           $1.0000
                                                       ----------------  ----------------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income ...........................     0.0421            0.0184
                                                       ----------------  ----------------
  Total From Investment Operations ................     0.0421            0.0184
                                                       ----------------  ----------------
  LESS DISTRIBUTIONS
  Dividends(from net investment income ............    (0.0421)          (0.0184)
                                                       ----------------  ----------------
      Total Distributions .........................    (0.0421)          (0.0184)
                                                       ----------------  ----------------
NET  ASSET VALUE, END OF PERIOD ...................    $1.0000           $1.0000
                                                       ================  ================
TOTAL RETURN (1)                                         4.30%             1.86%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($1,000's) ............       $74               $11
  Ratio of Expenses to Average Net Assets (3) .....      1.94%             1.93% (4)
  Ratio of Net Income to Average Net Assets .......      4.19%             3.29% (4)

(1) Returns of less than one year are not annualized.
(2) From the commencement of offering Class B shares.
(3) A portion of the expenses  were  reimbursed  by the  distributor for the period  September  1, 1995 through  December  31, 1995.
    Ratios for 1995 are based  upon  total  expenses  in  accordance   with  Securities & Exchange Commission Release No. FR 46,
    effective  September 1, 1995. Ratios for prior periods were calculated based on net expenses and have not been restated.
(4) Annualized.

                                                                                FINANCIAL HIGHLIGHTS


TAX-EXEMPT PORTFOLIO                                                                   CLASS A
                                                    --------------------------------------------------------------------------------



                                                                                 Years Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                          1995              1994             1993               1992         1991
                                                    ----------------  ----------------  ----------------   --------------- ---------

NET  ASSET VALUE, BEGINNING OF PERIOD ...........   $1.0000           $1.0000           $1.0000            $1.0000         $1.0000
                                                    ----------------  ----------------  ----------------   --------------- ---------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income .........................    0.0339            0.0235            0.0203             0.0238          0.0410
  Net Realized Gains on Securities ..............    0.0054            0.0000            0.0000             0.0000          0.0000
                                                    ----------------  ----------------  ----------------   --------------- ---------
      Total From Investment Operations ..........    0.0393            0.0235            0.0203             0.0238          0.0410
                                                    ----------------  ----------------  ----------------   --------------- ---------
  LESS DISTRIBUTIONS
  Dividends(from net investment income) .........   (0.0339)          (0.0235)          (0.0203)           (0.0238)        (0.0410)
  Distributions(from capital gains) .............   (0.0054)           0.0000            0.0000             0.0000          0.0000
                                                    ----------------  ----------------  ----------------   --------------- ---------
      Total Distributions .......................   (0.0393)          (0.0235)          (0.0203)           (0.0238)        (0.0410)
                                                    ----------------  ----------------  ----------------   --------------- ---------

NET  ASSET VALUE, END OF PERIOD .................   $1.0000           $1.0000           $1.0000            $1.0000         $1.0000
                                                    ================  ================  ================   =============== =========
TOTAL RETURN (1) ................................     4.01%             2.37%             2.06%              2.41%           4.19%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($1,000's) ..........   $30,988           $33,612           $34,513            $32,425        $40,060
  Ratio of Expenses to Average Net Assets (3) ...     0.61%             0.60%             0.50%              0.57%          0.44%
  Ratio of Net Income to Average Net Assets .....     3.39%             2.33%             2.03%              2.36%          4.11%

(1) Returns of less than one year are not annualized.
(2) From the commencement of offering Class B shares.
(3) A  portion  of the  expenses  were  reimbursed  by the  investment  adviser, transfer  agent,  and  distributor  for the period
    April 1,  1989  through December  31,  1995.  Ratios  for 1995 are  based  upon  total  expenses  in accordance  with
    Securities  &  Exchange  Commission  Release  No.  FR  46, effective  September 1, 1995. Ratios for prior periods were calculated based on net expenses and have not been restated.
(4) Annualized.

                                                            FINANCIAL HIGHLIGHTS


TAX-EXEMPT PORTFOLIO                                             CLASS B
                                                    ----------------------------------
                                                        Year             May 2, 1994
                                                       ended                 to
                                                      December 31,       December 31,

                                                         1995              1994 (2)
                                                    ----------------  ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD ............  $1.0000           $1.0000
                                                    ----------------  ----------------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income ..........................   0.0226            0.0097
  Net Realized Gains on Securities ...............   0.0054            0.0000
                                                    ----------------  ----------------
      Total From Investment Operations ...........   0.0280            0.0097
                                                    ----------------  ----------------
  LESS DISTRIBUTIONS
  Dividends(from net investment income) ..........  (0.0226)          (0.0097)
  Distributions(from capital gains) ..............  (0.0054)           0.0000
                                                    ----------------  ----------------
      Total Distributions ........................  (0.0280)          (0.0097)
                                                    ----------------  ----------------

NET  ASSET VALUE, END OF PERIOD ..................  $1.0000           $1.0000
                                                    ================  ================
TOTAL RETURN (1) .................................    2.83%             0.97%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($1,000's) ...........      $1                $1
  Ratio of Expenses to Average Net Assets (3) ....    1.73%             1.66% (4)
  Ratio of Net Income to Average Net Assets ......    2.12%             1.38% (4)

(1) Returns of less than one year are not annualized.
(2) From the commencement of offering Class B shares.
(3) A  portion  of the  expenses  were  reimbursed  by the  investment  adviser, transfer  agent,  and  distributor  for the period
    April 1,  1989  through December  31,  1995.  Ratios  for 1995 are  based  upon  total  expenses  in  accordance  with
    Securities  &  Exchange  Commission  Release  No.  FR  46, effective  September 1, 1995. Ratios for prior periods were calculated based on net expenses and have not been restated.
(4) Annualized.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ACCOUNTING POLICIES

     Composite Cash Management Company (the "Company"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of taxable and tax-exempt money market portfolios, each designed to meet different investment objectives.
     The Company offers both Class A and Class B shares. Class B shares were first offered May 2, 1994. The two classes of shares differ in their respective sales charges, shareholder servicing fees, and distribution and service fees. All shareholders bear common expenses of the Company pro rata, based on value of settled shares outstanding, without distinction between share class. Dividends are declared separately for each class. Neither class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution expenses and shareholder servicing fees.
     Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by the Company in the preparation of its financial statements.
a. Investment securities are valued at cost as adjusted for amortization of premiums and discounts where applicable. The Board of Directors regularly and routinely monitors amortized cost assigned to these securities to insure that carrying value approximates market valuation.
b. The Company distributes its net interest income daily plus or minus any realized gains or losses, if applicable. Net interest income equals return on the investment portfolio less expenses including management fees.
c. Interest income is determined on the basis of interest accrued and discounts earned and is computed daily.
d. Security transactions are accounted for on the trade date (execution date of the order to buy or sell). The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes.
e. The Company complies with requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its income and realized capital gains so that no provision for federal income or excise tax is required.
f. In accordance with Securities and Exchange Commission Release No. FR. 46 effective September 1, 1995, custodian fees have been increased by $65,606 and $12,215 for the Money Market and Tax-Exempt Portfolios, respectively. Such amounts relate to "expense offset arrangements." The Company could have otherwise employed the assets to produce income if it had not entered into such arrangements. In accordance with the regulations, such amounts are added to custodian fees actually incurred to arrive at gross custodian fees and then reflected as a deduction, "fees paid indirectly" to derive net expenses. There were no "expense offset arrangements" other than custodian fees.

NOTE 2 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The amounts of fees and expenses described below are shown on each portfolio's statement of operations.

a. Management fees were paid by the Company to Composite Research & Management Co.(CRMCo), the investment adviser. Effective July 1, 1995, management fees are equal to an annual rate of .45% of average daily net assets of the first $1 billion, and .40% on assets in excess of $1 billion. Prior to July 1995, management fees were equal to an annual rate of .50% of average daily net assets.
          Under terms of the investment management agreement, CRMCo will reimburse the Company should any portfolio's expenses (excluding taxes, interest, and portfolio brokerage but including the management fee) exceed in any fiscal year 1.50% of the average daily net assets up to $30 million, and 1% of such net assets over $30 million. No such reimbursement was required during the year ended December 31, 1995.
b. Directors' fees and expenses were paid directly to directors having no affiliation with the Company other than in their capacity as directors. Other officers and directors received no compensation from the Company.
c. Shareholder servicing fees were paid to Murphey Favre Securities Services, Inc.(MFSSI), the transfer and shareholder servicing agent, for services incident to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fees are $1.55 and $1.65 per Class A and Class B share account, respectively.
d.   Distribution  expenses  were  paid  to  Murphey  Favre,  Inc.  (MFI),.  the principal underwriter and distributor, in accordance with separate Distribution Plans for Class A and Class B. The Company's Board of Directors adopted the Plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Class A Distribution Plan provides that the Company will reimburse MFI up to 0.15% of the average daily net assets attributable to Class A shares annually for a portion of its expenses incurred in distributing the Company's Class A shares, including payments to brokers. The Class B Distribution Plan provides that the Company will pay MFI a distribution fee, equal to 0.75% annually, and a service fee of 0.25% of the Company's average daily net assets attributable to Class B shares.
          Under terms of the distribution contracts, MFI will reimburse the Company should any portfolio's expenses exceed the most stringent applicable state blue sky limitation. No such reimbursement was required during the year ended December 31, 1995.
e. CRMCo, MFSSI, and MFI, have jointly agreed to reimburse the Tax-Exempt Portfolio for a portion of expenses incurred. Additionally, effective September 1, 1995, for all the Company shareholder accounts with balances below $1,000, MFSSI has waived shareholder servicing fees and MFI has reimbursed the Company for printing and postage costs.

NOTE 3 - CAPITAL STOCK
MONEY MARKET PORTFOLIO
Capital stock authorized .............  5,000,000,000
Designated as:
     Class A .........................  3,000,000,000
     Class B .........................  2,000,000,000
Par value per share ..................        $0.0001

                                                             CLASS A                                        CLASS B
                                             --------------------------------------------     -------------------------------------
                                                                                                 Year               May 2, 1994
                                                                                                 ended                  to
                                                        Years ended December 31,               December 31,         December 31,

SHARES                                                1995                     1994                1995                 1994 (1)
                                              ----------------------     -----------------    ----------------     ----------------
Sold .......................................   468,926,898                379,040,156         157,286              15,876
Issued for reinvestment of dividends and
 capital gains .............................     7,464,213                  4,312,013           2,616                  94
                                              ----------------------     -----------------    ----------------     ----------------
                                               476,391,111                383,352,169         159,902              15,970
Reacquired .................................  (430,816,328)              (392,888,985)        (96,301)             (5,114)
                                              ----------------------     -----------------    ----------------     ----------------
Net increase (decrease) ....................    45,574,783                 (9,536,816)         63,601              10,856
                                              ======================     =================    ================     ================

TAX EXEMPT PORTFOLIO:
Capital stock authorized ...................        5,000,000,000
Designated as:
    Class A ................................        3,000,000,000
    Class B ................................        2,000,000,000
Par value per share ........................              $0.0001

                                                              CLASS A                                      CLASS B
                                             ------------------------------------------     -------------------------------------
                                                                                                 Year             May 2, 1994
                                                                                                ended                to
                                                       Years ended December 31,                December 31,       December 31,

SHARES                                               1995                   1994                  1995               1994 (1)
                                             ----------------------   -----------------     ----------------     ----------------
Sold ......................................   53,063,893               66,210,778             0                  1,025
Issued for reinvestment of dividends and
capital gains .............................    1,193,764                  795,317            19                      8
                                             ----------------------   -----------------     ----------------     ----------------
                                              54,257,657               67,006,095            19                  1,033
Reacquired ................................  (56,881,967)             (67,907,359)          (13)                   (6)
                                             ----------------------   -----------------     ----------------     ----------------
Net increase (decrease) ...................   (2,624,310)                (901,264)            6                  1,027
                                             ======================   =================     ================     ================

(1)  From commencement of offering Class B shares.

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - SHAREHOLDER MEETING RESULTS
     A special meeting of the Company shareholders was held March 21, 1995. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, and abstained, are set forth below:

1.  The Company shareholders elected the following nine directors:


                            MONEY MARKET PORTFOLIO       TAX-EXEMPT PORTFOLIO
                            -----------------------      --------------------
                                          SHARES                      SHARES
                              SHARES    WITHHOLDING        SHARES   WITHHOLDING
                              VOTED     AUTHORITY          VOTED    AUTHORITY
                              "FOR"      TO VOTE           "FOR"      TO VOTE
                            ----------  -----------      ---------- -----------
Wayne L. Attwood, MD ...... 68,393,164  1,352,673        16,987,762  160,273
Kristianne Blake .......... 68,267,946  1,477,891        16,965,777  182,258
Anne V. Farrell ........... 68,217,079  1,528,758        16,960,831  187,204
Edwin J. McWilliams ....... 68,316,575  1,429,262        16,979,361  168,674
Michael K. Murphy ......... 68,446,264  1,299,573        16,955,243  192,792
William G. Papesh ......... 68,449,246  1,296,591        16,987,762  160,273
Jay Rockey ................ 68,452,595  1,293,242        16,965,943  182,092
Leland J. Sahlin .......... 68,160,009  1,585,828        16,986,227  161,808
Richard C. Yancey ......... 68,360,988  1,384,849        16,960,776  187,259

2. The Company shareholders ratified the selection by a majority of the independent members of the Company Board of Directors of LeMaster & Daniels, PLLC, as independent accountants for the Company for the current year, subject to termination at any time without penalty.

                                                  SHARES     SHARES
                                                  VOTED      VOTED
                                                  "FOR"     "AGAINST"  ABSTAINED
                                                ---------   ---------  ---------
Money Market Portfolio ......................   66,691,066   779,943   2,274,827
Tax-Exempt Portfolio ........................   16,899,200    40,184     208,650


3. The Company shareholders approved an increase in the allowable maturities of securities to 397 days in both portfolios.

                                                  SHARES     SHARES
                                                  VOTED      VOTED
                                                  "FOR"     "AGAINST"  ABSTAINED
                                                ---------   ---------  ---------
Money Market Portfolio ......................   57,471,052  2,169,266  6,440,447
Tax-Exempt Portfolio ........................   15,859,837    435,286    852,911

                         MORE ABOUT THE COMPOSITE GROUP

A RANGE OF OPPORTUNITY

     The Composite Group offers investors six other distinct portfolios whose securities range from value-oriented common stocks to U.S. government, corporate and municipal bonds. An investment in one or more of these portfolios allows you to more closely match your investment objectives with sensible investment strategies.

COMPOSITE BOND & STOCK FUND

     COMPOSITE BOND & STOCK FUND is managed to provide the potential for steady income from bonds and long-term growth of principal from stocks. Taking a conservative approach to meeting these objectives, we place as much emphasis on credit-quality as on yields in choosing bonds, and on fundamental values as on the potential for appreciation in choosing stocks.

COMPOSITE GROWTH & INCOME FUND

     COMPOSITE GROWTH & INCOME FUND has as its objective the long-term growth of capital, with current income a secondary consideration. In pursuit of this objective, the Fund invests principally in high-quality common stocks which, in our opinion, are undervalued.

COMPOSITE NORTHWEST FUND

     COMPOSITE NORTHWEST FUND seeks to provide long-term growth of capital from investment of common stocks of companies located or doing business in the Pacific Northwest (Washington, Oregon, Idaho, Montana and Alaska).

COMPOSITE U.S. GOVERNMENT SECURITIES, INC.

     COMPOSITE U.S. GOVERNMENT SECURITIES is designed and managed to provide a high level of current income, consistent with safety and liquidity. The Fund seeks to achieve this objective by investing in a careful selection of obligations issued or backed by the full faith and credit of the United States government and in repurchase agreements secured by these types of obligations. Investors should understand that individual shares of the Fund are not guaranteed by the U.S. government and share values will fluctuate.

COMPOSITE INCOME FUND

     COMPOSITE INCOME FUND seeks to provide an attractive level of current income primarily from investments in corporate bonds and mortgage-backed securities. Securities with intermediate-term maturities and carefully selected credit-quality characteristics provide the foundation for this investment strategy.

COMPOSITE TAX-EXEMPT BOND FUND

     COMPOSITE TAX-EXEMPT BOND FUND seeks to provide current income, free from federal income tax. The Fund invests in high-quality municipal bonds which have received one of the four highest ratings from Standard & Poor's Corporation or Moody's Investor Service, Inc. In certain circumstances the alternative minimum tax, as well as state and local taxes, may apply.
--------------------------------------------------------------------------------
     FOR MORE INFORMATION ON ANY OF THE COMPOSITE GROUP FUNDS, INCLUDING CHARGES AND EXPENSES, WRITE OR CALL FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

FOR FURTHER INFORMATION, PLEASE CONTACT:
FUND OFFICES
Composite Group of Funds
601 W. Main Avenue, Suite 801
Spokane, WA  99201-0613
Phone:  (509) 353-3550
Toll free:  (800) 543-8072

ADVISER
Composite Research & Management Co.
1201 Third Avenue, Suite 1220   Seattle, WA  98101-3015

DISTRIBUTOR
Murphey Favre, Inc.
1201 Third Avenue, Suite 780    Seattle, WA  98101-3015

CUSTODIAN
Investors Fiduciary Trust Company
127 W. 10th Street  Kansas City, MO  64105-1716

INDEPENDENT PUBLIC ACCOUNTANTS
LeMaster & Daniels, PLLC
601 W. Riverside, Suite 800    Spokane, WA  99201-0614

COUNSEL
Paine, Hamblen, Coffin, Brooke & Miller
717 W. Sprague Avenue, Suite 1200  Spokane, WA  99204-0464

OFFICERS

PRESIDENT
   William G. Papesh
EXECUTIVE VICE PRESIDENT
   Kerry K. Killinger
VICE PRESIDENTS
   Gene G. Branson
   Douglas D. Springer
VICE PRESIDENT & TREASURER
   Monte D. Calvin
SECRETARY
   John T. West

BOARD OF DIRECTORS

CHAIRMAN
   Leland J. Sahlin
MEMBERS
   Wayne L. Attwood, M.D.
   Kristianne Blake
   Anne V. Farrell
   Edwin J. McWilliams
   Michael K. Murphy
   William G. Papesh
   Jay Rockey
   Richard C. Yancey

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


COMPOSITE

CASH

MANAGEMENT

COMPANY

ANNUAL

REPORT

December 31, 1995


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